Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment
Property and Equipment

Note 7: Property and Equipment

The Company’s property and equipment balances consisted of the following:

	December 31,
	2022	2021
Leasehold improvements	$1,810	$1,537
Furniture & fixtures	1,262	1,108
Computer equipment & software	3,206	2,701
Medical equipment	1,067	414
Software (development in process)	3,460	2,433
Vehicles	618	—
Other	37	37
	11,460	8,230
Less: accumulated depreciation	(2,621)	(182)
Property and equipment, net	$8,839	$8,048

Total depreciation of property and equipment recognized on the consolidated statements of operations was $2.4 million, $0.2 million, and $1.5 million for the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, respectively.